Income Taxes - Provision (benefit) for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current (benefit) / provision
Federal					$ (16)	$ (7)	$ (1)
State					188	20	(1)
Foreign					657	(370)	1,024
Total current (benefit) / provision					829	(357)	1,022
Deferred (benefit) / provision
Federal					7	1	1
State					4	7	2
Foreign					101	(9)	(123)
Total deferred (benefit) / provision			$ (4,336)	$ (94)	112	(1)	(55)
Total (benefit) / provision
Total Federal					(9)	(6)
Total state					192	27	1
Total foreign					758	(379)	901
Total provision (benefit) for income taxes	$ (353)	$ (12)	$ (5,011)	$ (797)	$ 941	$ (358)	$ 902